Components of Segment Profit or Loss (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Consolidated operating income (loss)	¥ (67,275)	¥ 199,821	¥ 31,772
Other income	23,478	44,966	43,834
Other expenses	(39,389)	(39,774)	(48,694)
Consolidated income (loss) before income taxes	(83,186)	205,013	26,912
Consumer Products & Services
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Consolidated operating income (loss)	(229,807)	10,817	(101,403)
Professional, Device & Solutions
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Consolidated operating income (loss)	(20,194)	27,650	(35,435)
Pictures
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Consolidated operating income (loss)	34,130	38,669	42,814
Music
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Consolidated operating income (loss)	36,887	38,927	36,513
Financial Services
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Consolidated operating income (loss)	131,421	118,818	162,492
Sony Mobile Communications
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Consolidated operating income (loss)	31,407	4,155	(34,514)
All Other
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Consolidated operating income (loss)	(3,546)	7,116	(4,976)
Operating Segments
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Consolidated operating income (loss)	(19,702)	246,152	65,491
Corporate and elimination
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Consolidated operating income (loss)	¥ (47,573)	¥ (46,331)	¥ (33,719)